Share-based Issuances	3 Months Ended
Mar. 31, 2026
Equity [Abstract]
Share-based Issuances

Note 6 – Share-based Issuances

Stock Options

The fair value of each option award is estimated on the date of grant using a Black Scholes option valuation model that uses the assumptions noted in the following table. Because Black Scholes option valuation models incorporate ranges of assumptions for inputs, these ranges are disclosed. Expected volatilities and based on implied volatilities from traded options on the Company’s stock, historical volatility of the Company’s stock, and other factors. The expected term of options granted is derived from the output of the valuation model and represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table presents the activity for stock options outstanding:

	Options	Weighted Average Exercise Price
Outstanding - December 31, 2025	17,640	$79.66
Granted	–	–
Forfeited/canceled	–	–
Exercised	–	–
Outstanding – March 31, 2026	17,640	$79.66

	Options	Weighted Average Exercise Price
Outstanding - December 31, 2024	4,480	$990.71
Granted	–	–
Forfeited/canceled	–	–
Exercised	–	–
Outstanding – March 31, 2025	4,480	$990.71

The following table presents the composition of options outstanding and exercisable:

	Options Outstanding**			Options Exercisable**
Exercise Prices	Number	Price	Life*	Number	Price*
$14.94	13,564	$14.94	9.45	5,203	$14.94
$66.75	3,821	$66.75	8.76	3,821	$66.75
$818.13	144	$818.13	7.71	71	$818.13
$1,295.91	16	$1,295.91	7.19	8	$1,295.91
$5,857.78	43	$5,857.78	5.88	43	$5,857.78
$9,130.28	20	$9,130.28	5.37	20	$9,130.28
$9,475.72	16	$9,475.72	1.84	16	$9,475.72
$13,927.65	16	$13,927.65	3.38	16	$13,927.65
Total – March 31, 2026	17,640			9,198

*	Price and Life reflect the weighted average exercise price and weighted average remaining contractual life, respectively.
**	The Company’s common stock outstanding as of March 31, 2026 and December 31, 2025 has been retroactively restated for the effect of the 1-for 7.7 reverse stock split effective March 31, 2026.

Restricted Stock Units

The following table presents the activity for restricted stock units outstanding:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
Outstanding - December 31, 2024	41	$7,398.47
Granted	–	–
Forfeited/canceled	–	–
Vested/issued	(41)	7,398.47
Outstanding – March 31, 2025	–	$–

The Company recognized share-based compensation expense related to stock options and restricted stock units of $14,897 and $76,906 for the three months ended March 31, 2026 and 2025, respectively. The remaining unvested share-based compensation expense of $158,044 is expected to be recognized over the next 42 months.